Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transactions (Details) [Line Items]
Rent expense	$ 70,044	$ 136,532	$ 127,565
Advanced as loan			$ 10,528,965	¥ 69,883,631
Repaid amount	$ 2,500,000
Wenzhou Jinda [Member]
Related Party Transactions (Details) [Line Items]
Equity interest	23.08%
Nisun Cayman [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	$ 8,028,965
Nisun Shanghai [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	10,662
Mr. Jian Lin [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	282,724	$ 295,336
Nisun Shanghai [Member]
Related Party Transactions (Details) [Line Items]
Rental income	$ 122,706